Goodwill and Intangible Assets - Summary of Amortization Expense (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 5.8	$ 7.9	$ 13.2	$ 15.8	$ 31.3	$ 33.1